Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share
The computation of basic and diluted net loss per share of common stock attributable to common stockholders was as follows (in thousands, except for per share data):

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(250,006)	$(127,007)	$(101,552)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic and diluted	120,886	4,385	3,616
Net loss per share of common stock, basic and diluted	$(2.07)	$(28.96)	$(28.08)

Potentially Dilutive Securities Excluded from the Diluted Per Share Calculation	The potentially dilutive securities were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Convertible preferred stock(1)	—	115,576	115,576
Warrants to purchase convertible preferred stock	—	508	508
Stock options and RSUs to purchase common stock	22,773	23,526	18,209
Warrants to purchase common stock	1	4,596	105
	22,774	144,206	134,398
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(1)Represents the shares of common stock that the convertible preferred stock is convertible into.